Legal Proceedings	12 Months Ended
Apr. 27, 2019
Legal Proceedings
14.	Legal Proceedings
The Company is involved in a variety of claims, suits, investigations and proceedings that arise from time to time in the ordinary course of its business, including actions with respect to contracts, intellectual property, taxation, employment, benefits, securities, personal injuries and other matters. The results of these proceedings in the ordinary course of business are not expected to have a material adverse effect on the Company’s consolidated financial position or results of operations.
The Company records a liability when it believes that it is both probable that a liability will be incurred, and the amount of loss can be reasonably estimated. The Company evaluates, at least quarterly, developments in its legal matters that could affect the amount of liability that has been previously accrued and makes adjustments as appropriate. Significant judgment is required to determine both probability and the estimated amount of a loss or potential loss. The Company may be unable to reasonably estimate the reasonably possible loss or range of loss for a particular legal contingency for various reasons, including, among others: (i) if the damages sought are indeterminate; (ii) if proceedings are in the early stages; (iii) if there is uncertainty as to the outcome of pending proceedings (including motions and appeals); (iv) if there is uncertainty as to the likelihood of settlement and the outcome of any negotiations with respect thereto; (v) if there are significant factual issues to be determined or resolved; (vi) if the proceedings involve a large number of parties; (vii) if relevant law is unsettled or novel or untested legal theories are presented; or (viii) if the proceedings are taking place in jurisdictions where the laws are complex or unclear. In such instances, there is considerable uncertainty regarding the ultimate resolution of such matters, including a possible eventual loss, if any.
With respect to the legal matters described below, the Company has determined, based on its current knowledge, that the amount of loss or range of loss that is reasonably possible, including any reasonably possible losses in excess of amounts already accrued, is not reasonably estimable. However, legal matters are inherently unpredictable and subject to significant uncertainties, some of which are beyond the Company’s control. As such, there can be no assurance that the final outcome of these matters will not materially and adversely affect the Company’s business, financial condition, results of operations, or cash flows.
The following is a discussion of the material legal matters involving the Company.
Cassandra Carag individually and on behalf of others similarly situated v. Barnes & Noble, Inc., Barnes & Noble Booksellers, Inc. and DOES 1 through 100 inclusive
On November 27, 2013, former Associate Store Manager Cassandra Carag (Carag) brought suit in Sacramento County Superior Court, asserting claims on behalf of herself and all other hourly (non-exempt) Barnes & Noble employees in California in the preceding four years for unpaid regular and overtime wages based on alleged off-the-clock work, penalties and pay based on missed meal and rest breaks, and for improper wage statements, payroll records, and untimely pay at separation as a result of the alleged pay errors during employment. Via the complaint, Carag seeks to recover unpaid wages and statutory penalties for all hourly Barnes & Noble employees within California from November 27, 2009 to present. On February 13, 2014, the Company filed an answer to the complaint in the state court and concurrently requested removal of the action to federal court. On May 30, 2014, the federal court granted Plaintiff’s motion to remand the case to state court and denied Plaintiff’s motion to strike portions of the answer to the complaint (referring the latter motion to the lower court for future consideration). Plaintiff sought relief from the mandatory five-year trial deadline and the Court denied the application.
Café Manager Class Action
On September 20, 2016, Kelly Brown filed a complaint against Barnes & Noble in the U.S. District Court for the Southern District of New York in which she alleges that she is entitled to unpaid compensation under the Fair Labor Standards Act (FLSA) and Illinois law. Ms. Brown seeks to represent a class of allegedly similarly situated employees who performed the same position (Café Manager) under the FLSA, as well as an Illinois-based class under Illinois law. On November 9, 2016, Ms. Brown filed an amended complaint to add an additional plaintiff named Tiffany Stewart, who is a former Café Manager who also alleges unpaid overtime compensation in violation of New York law and seeks to represent a class of similarly situated New York-based Café Managers under New York law. On May 2, 2017, the Court denied Plaintiffs’ Motion for Conditional Certification, without prejudice. Plaintiffs filed a renewed motion for Conditional Certification on November 17, 2017, which the Court denied on June 25, 2018. There are currently 33 former Café Managers who have joined the action as opt-in plaintiffs.
Bernardino v. Barnes & Noble Booksellers, Inc.
On June 16, 2017, a putative class action complaint was filed against Barnes & Noble Booksellers, Inc. (B&N Booksellers) in the United States District Court for the Southern District of New York, alleging violations of the federal Video Privacy Protection Act and related New York law. The plaintiff, who seeks to represent a class of subscribers of Facebook, Inc. (Facebook) who purchased DVDs or other video media from the Barnes & Noble website, seeks damages, injunctive relief and attorneys’ fees, among other things, based on her allegation that B&N Booksellers supposedly knowingly disclosed her personally identifiable information to Facebook without her consent when she bought a DVD from Barnes & Noble’s website. On July 10, 2017, the plaintiff moved for a preliminary injunction requiring Barnes & Noble to change the operation of its website, which motion B&N Booksellers opposed. On July 31, 2017, B&N Booksellers moved to compel the case to arbitration, consistent with the terms of use on Barnes & Noble’s website. On August 28, 2017, the court denied the plaintiff’s motion for a preliminary injunction. On January 31, 2018, the court granted B&N Booksellers’ motion to compel arbitration, and the clerk of court closed the case on February 1, 2018. On March 2, 2018, the plaintiff filed an appeal in the United States Court of Appeals for the Second Circuit from the district court’s grant of B&N Booksellers’ motion to compel arbitration.
On March 7, 2019, following briefing and oral argument, the United States Court of Appeals for the Second Circuit entered a summary order and judgment, dismissing the plaintiff’s appeal for lack of jurisdiction.
Parneros v. Barnes & Noble, Inc.
On August 28, 2018, Demos Parneros, the former Chief Executive Officer of Barnes & Noble, Inc., filed a complaint against Barnes & Noble, Inc. in the United States District Court for the Southern District of New York. The plaintiff asserts claims for breach of contract and defamation under New York law. On October 5, 2018, the plaintiff filed an amended complaint asserting a third cause of action for breach of the covenant of good faith and fair dealing. The plaintiff seeks injunctive relief, compensatory damages, and punitive damages, among other things, based on allegations that he did not violate the Company’s policies prior to his employment termination, and that the Company’s press release damaged his reputation. On October 30, 2018, Barnes & Noble, Inc. filed its answer, affirmative defenses and counterclaims. Specifically, the Company asserted counterclaims for breach of fiduciary duty and faithless servant, based on allegations that the plaintiff violated his fiduciary duties of loyalty and good faith in connection with a potential transaction, as well as for a declaratory judgment that the plaintiff’s outstanding equity awards at the time of his termination were subject to cancellation under the Company’s Amended and Restated 2009 Incentive Plan. Barnes & Noble, Inc. seeks, among other things, damages in connection with the plaintiff’s breach of his fiduciary duties.
On December 21, 2018, the plaintiff filed a motion to dismiss the Company’s faithless servant counterclaim, which was denied by Order dated May 6, 2019. On January 18, 2019, the plaintiff filed a motion seeking partial advancement of his attorneys’ fees and expenses based on his employment contract and the Company’s bylaws, which was granted by Order dated May 6, 2019.
On May 17, 2019, the plaintiff filed a motion to compel the production of certain documents over which the Company is asserting privilege, which has been fully briefed and which has been referred by the District Judge to the Magistrate Judge for determination. On May 8, 2019, upon the parties’ request, the Court entered a first amended Scheduling Order, which provides, inter alia, that discovery will be completed by September 20, 2019, that dispositive motions will be completed by December 6, 2019, and that the parties will be ready for trial on or after February 10, 2020.

Vickie Hebert individually and on behalf of others similarly situated v. Barnes & Noble, Inc., and DOES 1 through 100 inclusive
On February 6, 2019,
Vicki Hebert filed a complaint against Barnes & Noble in the Superior Court of the State of California, County of San Diego in which she alleges that she is entitled to statutory and punitive damages under the Fair Credit Reporting Act (FCRA). Ms. Hebert seeks to represent a class of allegedly similarly situated individuals for whom Barnes & Noble procured a consumer report for reporting purposes under the FCRA. The Company has removed the action to federal court in the Southern District of California and filed its answer to the operative complaint on April 29, 2019. The Court scheduled the initial case management conference for June 19, 2019 and the settlement conference for August 13, 2019.